Non-controlling interest - Narrative (Details) $ / shares in Units, $ in Millions									1 Months Ended					12 Months Ended				14 Months Ended
	Dec. 31, 2015	Dec. 30, 2014 USD ($)	Jan. 02, 2014 USD ($)	Dec. 13, 2013 USD ($) $ / shares shares	Oct. 18, 2013 USD ($) $ / shares shares	Mar. 25, 2013 USD ($)	Oct. 24, 2012 USD ($) $ / shares shares	Oct. 24, 2012 USD ($) $ / shares shares	Dec. 31, 2015	Dec. 31, 2014 USD ($)	Jan. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 shares	Oct. 31, 2013 shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($) company	Jan. 02, 2014 USD ($)	Jul. 02, 2013 USD ($)	Mar. 26, 2013
Noncontrolling Interest [Line Items]
Noncontrolling interest, increase from subsidiary equity issuance															$ 4	$ 297
Deconsolidation of Seadrill Partners														$ (4)	(115)
Dividend paid to non controlling interest in VIE																223
Deemed contribution to Seadrill shareholders from non-controlling interest															$ 13			$ 209
Ship Finance
Noncontrolling Interest [Line Items]
Number of Ship Finance companies acquired | company																	1
Acquisition of remaining equity shares of former VIE																	$ 47
North Atlantic Drilling
Noncontrolling Interest [Line Items]
Noncontrolling interest ownership percentage	70.36%								70.36%					70.36%
Reverse stock split conversion ratio	0.10								0.10
Seadrill Partners LLC
Noncontrolling Interest [Line Items]
Noncontrolling interest ownership percentage				62.35%	77.47%		75.67%	75.67%		62.35%			77.47%		62.35%
Common units representing liability entity's interests (in shares) | shares							10,062,500	10,062,500
Common unit price representing liability entity's interests (in USD per share) | $ / shares				$ 29.5	$ 32.29		$ 22.00	$ 22.00
Gross proceeds from completion of IPO				$ 380	$ 0		$ 221	$ 221
Consideration received from shares issued				$ 365	$ 0		$ 203	$ 203
Common units issued in connection with an over allotment option (in shares) | shares							1,312,500	1,312,500
Common units owned upon completion of IPO (in shares) | shares							14,752,525	14,752,525
Subordinated units owned upon completion of IPO (in shares) | shares							16,543,350	16,543,350
Asia Offshore Drilling
Noncontrolling Interest [Line Items]
Noncontrolling interest ownership percentage	66.24%								66.24%					66.24%						66.21%
Sevan Drilling ASA
Noncontrolling Interest [Line Items]
Noncontrolling interest ownership percentage	50.11%								50.11%					50.11%
Ownership interest, percentage																			50.10%
Fair value of non-controlling interest																			$ 197
Non-controlling interest
Noncontrolling Interest [Line Items]
Noncontrolling interest, increase from subsidiary equity issuance															$ 4	297
Deconsolidation of Seadrill Partners														$ (4)	(115)
Dividend paid to non controlling interest in VIE																223
Deemed contribution to Seadrill shareholders from non-controlling interest															$ 7	$ 209
IPO | North Atlantic Drilling
Noncontrolling Interest [Line Items]
New shares issued by equity method investment | shares											13,513,514
Sale of stock (in USD per share) | $ / shares											$ 9.25
Noncontrolling interest, increase from subsidiary equity issuance											$ 52
Stock Issued to Reporting Entity | Seadrill Partners LLC
Noncontrolling Interest [Line Items]
New shares issued by equity method investment | shares				3,394,916	3,310,622			14,752,525				3,394,916	3,310,622
Stock Issued to Public | Seadrill Partners LLC
Noncontrolling Interest [Line Items]
New shares issued by equity method investment | shares				12,880,000	0			10,062,500				12,880,000
Noncontrolling interest, increase from subsidiary equity issuance														$ 239
SFL West Polaris Limited
Noncontrolling Interest [Line Items]
Total acquisition price		$ 111								$ 111
Deemed contribution to Seadrill shareholders from non-controlling interest		$ 7
Asia Offshore Drilling
Noncontrolling Interest [Line Items]
Noncontrolling interest ownership percentage						66.18%
Fair value of establishment of non-controlling interest						$ 100
Total acquisition price						$ 295
Seadrill Partners LLC
Noncontrolling Interest [Line Items]
Deconsolidation of Seadrill Partners			$ (115)